FT Vest U.S. Equity Deep Buffer ETF - January Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FT Vest U.S. Equity Deep Buffer ETF - January | FT Vest U.S. Equity Deep Buffer ETF - January
Prospectus [Line Items]
Annual Return [Percent]	13.30%	13.63%	(5.92%)